Debt including Capital Lease Obligations - 4.25% Convertible Senior Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 05, 2015
Interest Expense, Debt [Abstract]
Amortization of discount on the debt component	$ 12,381,000		$ 10,968,000		$ 9,715,000
4.25% Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.25%		4.25%
Debt to equity conversion rate	0.0445524
Conversion price (in usd per share)	$ 22.45		$ 22.45		$ 22.45
Principal amount of debt component	200,000,000	[1]	200,000,000	[1]
Unamortized discount	(23,569,000)		(35,950,000)
Net carrying amount of debt component	176,431,000		164,050,000
Equity component	84,904,000		84,904,000
Issuance costs and income taxes	(3,210,000)		(3,210,000)
Equity component, net of issuance costs and income taxes	81,694,000		81,694,000
Interest Expense, Debt [Abstract]
4.25% coupon interest	8,500,000		8,500,000		8,500,000
Amortization of deferred financing fees	469,000		469,000		469,000
Amortization of discount on the debt component	12,381,000		10,968,000		9,715,000
Interest expense related to convertible notes	21,350,000		19,937,000		18,684,000
Convertible Senior Notes, 4 Point 25 Percent [Member] | 4.25% Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.25%
Face amount of debt instrument	$ 200,000,000					$ 49,000,000
Conversion price (in usd per share)	$ 22.45
Effective interest rate	12.50%

[1]	As of December 31, 2014 and 2013, the Convertible Notes' "if-converted" value did not exceed their principal amount because our common stock price was below the conversion price of the Convertible Notes.